Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Recurring:
Cash and cash equivalents	$ 251,561	$ 219,126	$ 163,744	$ 206,339
Other:
Long-term debt	(2,543,481)	(2,368,976)
Interest Rate Swaps [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(187,616)
Cross currency swaps agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(32,186)
Foreign currency forward contracts [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(164)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	251,561	219,126
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(943,963)	(487,097)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(187,616)	(141,143)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swaps agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(32,186)	(25,433)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(164)	(842)
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,250
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(1,599,518)	(1,881,879)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	251,561	219,126
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(964,564)	(496,609)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(187,616)	(141,143)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swaps agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(32,186)	(25,433)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(164)	(842)
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,250
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	$ (1,581,529)	$ (1,835,218)